Restatement-Accounting for Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Restatement-Accounting for Income Taxes
Adjustment to state deferred tax liability pool							$ (5)
Period for detailed reconciliations of deferred tax pool for property and equipment					5 years
Statement of Operations
Provision for income taxes	20	19	58	48	112	46	54
Net income	36	32	102	79	176	103	103
Balance Sheet
Deferred income taxes asset (current)	42	52	42	52	42	52
Total current assets	1,387	1,274	1,387	1,274	1,334	1,271
Deferred income taxes asset (noncurrent)	18	32	18	32	18	32
Total Assets	1,901	1,780	1,901	1,780	1,822	1,780	1,722
Accumulated deficit	(2,438)	(2,637)	(2,438)	(2,637)	(2,540)	(2,716)
Total stockholders' deficit	(2,371)	(2,572)	(2,371)	(2,572)	(2,474)	(2,654)	(2,766)	(2,878)
Operating activities:
Net income	36	32	102	79	176	103	103
Deferred income taxes					32	(28)
As Reported
Statement of Operations
Provision for income taxes, amount of overstatement (understatement)						5	(5)
Provision for income taxes						51	50
Net income						98	107
Balance Sheet
Deferred tax liability for property and equipment, overstatement (understatement)						8
Deferred income taxes asset (current)						56
Total current assets						1,275
Deferred income taxes asset (noncurrent)						18
Total Assets						1,770
Accumulated deficit						(2,726)
Total stockholders' deficit						(2,664)		(2,887)
Operating activities:
Net income						98	107
Deferred income taxes						(23)	(4)
Restatement Adjustment
Balance Sheet
Total stockholders' deficit								9
Restatement Adjustment | State Deferred Tax Adjustment
Statement of Operations
Provision for income taxes						(5)	5
Net income						5	(5)
Operating activities:
Net income						5	(5)
Restatement Adjustment | Currency Translation Deferred Tax Adjustment
Statement of Operations
Provision for income taxes							(1)
Net income							1
Balance Sheet
Deferred income taxes asset (current)						4
Total current assets						4
Deferred income taxes asset (noncurrent)						(2)
Total Assets						2
Accumulated deficit						2
Total stockholders' deficit						2
Operating activities:
Net income							1
Deferred income taxes							(1)
Restatement Adjustment | Fixed Asset Deferred Tax Adjustment
Statement of Operations
Net income						5	(5)
Balance Sheet
Deferred income taxes asset (noncurrent)						8
Total Assets						8
Accumulated deficit						8
Total stockholders' deficit						8
Operating activities:
Net income						5	(5)
Deferred income taxes						(5)	5
Restatement Adjustment | Reclassification Adjustments
Balance Sheet
Deferred income taxes asset (current)						(8)
Total current assets						(8)
Deferred income taxes asset (noncurrent)						$ 8